BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 11,023	$ 6,544
Income taxes receivable	7,414	12,870
Deferred offering costs	0	15
Deferred income taxes	2,508	46,441
Total current assets	20,945	65,870
Noncurrent assets:
Deferred income taxes	16,463	0
Investment in Linn Energy, LLC	0	1,302,152
Total noncurrent assets	16,463	1,302,152
Total assets	37,408	1,368,022
Current liabilities:
Accounts payable	573	1,335
Income taxes payable	29,829	80
Total current liabilities	30,402	1,415
Noncurrent liabilities:
Income taxes payable	0	7,716
Deferred income taxes	0	60,340
Total noncurrent liabilities	0	68,056
Shareholders’ equity:
Voting shares; unlimited shares authorized; 1 share issued and outstanding at December 31, 2015, and December 31, 2014	1	1
Common shares; unlimited shares authorized; 128,544,174 shares issued and outstanding at December 31, 2015, and December 31, 2014	3,868,322	3,868,322
Additional paid-in capital	42,723	39,294
Accumulated deficit	(3,904,040)	(2,609,066)
Total shareholders' equity	7,006	1,298,551
Total liabilities and shareholders’ equity	$ 37,408	$ 1,368,022